Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value beginning	$ 1,374,333
Change in valuation inputs or other assumptions	166,366	$ 166,367
Fair value ending	1,540,699	1,374,333
Public [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value beginning	47,800,438
Change in valuation inputs or other assumptions	5,786,368	5,786,369
Fair value ending	53,586,806	47,800,438
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value beginning	49,174,771
Change in valuation inputs or other assumptions	5,952,734	5,952,736
Fair value ending	$ 55,127,505	$ 49,174,771